STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)	Common Stock	Additional paid-in capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	34,548,368
Beginning Balance, Amount at Dec. 31, 2013	$ 34,548	$ 7,104,130	$ (7,034,013)	$ 104,665
Net Loss			(32,706)	(32,706)
Ending Balance, Shares at Dec. 31, 2014	34,548,368
Ending Balance, Amount at Dec. 31, 2014	$ 34,548	$ 7,104,130	(7,066,719)	71,959
Net Loss			(29,504)	(29,504)
Ending Balance, Shares at Dec. 31, 2015	34,548,368
Ending Balance, Amount at Dec. 31, 2015	$ 34,548	$ 7,104,130	$ (7,096,223)	$ 42,455